Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Goodwill

Goodwill was recorded in connection with the Company's acquisition of Collier Jennings Financial Corporation in July 2006. The goodwill balance of $1.2 million remained unchanged at both December 31, 2018 and 2017.  In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2018 and 2017 for the years ended December 31, 2018 and 2017, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no write-down of goodwill for the years ended December 31, 2018 and 2017.